Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash	$ 6,953,594	$ 888,508
Restricted cash	2,026,172	224,261
Accounts receivable	19,455
Related party receivables	1,440	170,591
Prepaid expenses	9,487	197
Affiliated notes receivable	10,393,206	871,232
Investment properties, net	6,575,789
TOTAL ASSETS	25,979,143	2,154,789
Liabilities:
Private placement demand notes	10,099,600	2,240,687
Related party private placement demand notes	10,162,124	1,926
Public placement demand notes	7,657,018
Accounts payable and accrued expenses	102,637	47,124
Related party payables	84,461	7,644
TOTAL LIABILITIES	28,105,840	2,297,381
Commitments and contingencies (Note 8)
Member’s deficit	(2,126,697)	(142,592)
TOTAL LIABILITIES AND MEMBER’S DEFICIT	$ 25,979,143	$ 2,154,789